BORROWINGS - Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
BORROWINGS
Short term bank borrowings	¥ 30,000	$ 4,225
Current portion of long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	334,511		¥ 289,941
Other long-term borrowings, current portion	388,814		194,079
Borrowings, current portion, Total	753,325		484,020
Long-term bank borrowings, non-current portion	4,170,981		2,694,249
Other long-term borrowings, non-current portion	942,540		355,607
Total borrowings	¥ 5,866,846		¥ 3,533,876